Taxation - Contingent liability (Details) - ZAR (R) R in Billions	12 Months Ended
	Jun. 30, 2019	Feb. 04, 2019	Jun. 30, 2018
Sasol Oil (Pty) Ltd
Contingent Liabilities
Income tax liability provision			R 1.3
Reversal of income tax liability provision	R 1.3
Tax contingent liability | Sasol Oil (Pty) Ltd
Contingent Liabilities
Estimated financial effect of contingent liabilities	0.0	R 13.4
Tax contingent liability | Sasol Financing International Limited
Contingent Liabilities
Estimated financial effect of contingent liabilities	R 2.4		R 3.2